Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents

7.   CASH AND CASH EQUIVALENTS

a)    The details of cash and cash equivalents as of December 31, 2020 and 2019 are as follows:

	Balance as of
Cash and Cash Equivalents	12-31-2020 ThUS$	12-31-2019 ThUS$
Cash balances	308	830
Bank balances	641,870	593,747
Time deposits	749,671	1,168,331
Other fixed-income instruments	115,144	176,089
Total	1,506,993	1,938,997

Time deposits have a maturity of three months or less from their date of acquisition and accrue the market interest for this type of short-term investment. Other fixed-income investments are mainly comprised of resale agreements maturing in 90 days or less from the date of investment. There are no restrictions for significant amounts of cash availability.

b)    The detail of cash and cash equivalents by currency is as follows:

	Balance as of
Currency	12-31-2020 ThUS$	12-31-2019 ThUS$
Chilean peso	637	142,875
Argentine peso	65,480	49,848
Colombian peso	381,754	185,424
Brazilian real	741,282	699,418
Peruvian sol	147,458	188,655
U.S. dollar	170,335	672,694
Euros	47	83
Total	1,506,993	1,938,997

c)    The following table records the components of “Other payments for operating activities” line item in the Statement of Cash Flows:

Other Payments from Operating Activities	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$
Payment for other taxes (VAT, ICMS, PIS/COFINS, Sales taxes, Custom taxes, taxes on bank transfers) (1)	(2,587,437)	(3,613,564)	(2,774,024)
Payments for collections made under Codensa Hogar contract (2)	(349,481)	(578,708)	(514,595)
Payments for the Energy Development Account (CDE) (3)	(736,116)	(1,148,756)	(926,642)
Other miscellaneous itemized payments for operating activities (4)	(340,754)	(382,405)	(1,012,571)
Total other payments from operating activities	(4,013,788)	(5,723,433)	(5,227,832)

(1)  The main elements of payments for other taxes are related to:

•

ICMS: This is a state value added tax (VAT) in Brazil, applied on the sale of telecommunications and transportation goods and services. The ICMS payments were ThUS$2,025,223, ThUS$2,672,785 and ThUS$2,154,158 for the years ended December 31, 2020, 2019 and 2018, respectively.

•

PIS/COFINS taxes. In Brazil, the “Programa de Integração Social” (PIS) is a social contribution tax, payable by corporations, targeted to finance the payment of unemployment insurance and allowance for low paid employees, while the “Contribuição para o Financiamento da Seguridade Social” (COFINS) is a federal contribution tax, based on gross revenues of business sales. The total amounts paid for PIS/COFINS were ThUS$442,734, ThUS$827,589 and ThUS$474,826 for the years ended December 31, 2020, 2019 and 2018, respectively.

•	Payment for taxes on sales in Peru for ThUS$86,768, ThUS$85,089 and ThUS$81,694 for the years ended December 31, 2020, 2019 and 2018, respectively.

(2)  Our Colombian subsidiary Codensa entered into an arrangement with a third party that develops a business with Codensa’s customers. By virtue of this arrangement, Codensa manages the collection of that third party’s receivables, since they are billed as part of the Codensa’s invoices issued monthly. The payments are related to the monthly collected amounts under the collection management contract, whereas the collections are presented in the line item “Other collections from operating activities”.

(3)  In Brazil, Law No. 10,438/2002 created the “Conta de Desenvolvimento Energético” (“CDE”). The CDE is a government fund that aims to promote the development of alternative energy sources, promote globalization of energy services and subsidizes low-income residential customers. The fund is financed through charges included in consumers and generators tariffs and government contributions.

(4)  Other miscellaneous payments for operating activities includes several types of individually non-significant payments related to operating activities.

d)    Reconciliation of liabilities arising from financing activities:

		Cash flows from financing				Changes that do not represent cash flows
Liabilities from financing activities	Balance at 1/1/2020	From	Used	Paid interest	Total	Changes in fair value	Exchange differences	Financial costs (1)	New financial leases	Other changes	Balance at 31/12/2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Short-term loans	1,422,681	1,359,012	(1,689,240)	(320,948)	(651,176)	3,990	(80,673)	323,080	—	957,126	1,975,028
Long-term loans	4,818,468	582,583	(91,207)	—	491,376	9	(516,196)	9,757	—	(784,683)	4,018,731
Lease liabilities	190,269	—	(77,292)	(5,755)	(83,047)	—	(15,290)	9,286	45,639	(4,297)	142,560
Assets held to cover liabilities arising from financing activities	(67,937)	114,004	—	—	114,004	9,691	(152,874)	(15,286)	—	(1,907)	(114,309)
Total	6,363,481	2,055,599	(1,857,739)	(326,703)	(128,843)	13,690	(765,033)	326,837	45,639	166,239	6,022,010

		Cash flows from financing				Changes that do not represent cash flows
Liabilities from financing activities	Balance at 1/1/2019	From	Used	Paid interest	Total	Changes in fair value	Exchange differences	Financial costs (1)	New financial leases	Other changes	Balance at 31/12/2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Short-term loans	4,264,806	3,401,133	(7,150,100)	(605,522)	(4,354,489)	4,812	8,608	571,136	—	927,808	1,422,681
Long-term loans	4,535,549	1,525,820	(297,385)	—	1,228,435	—	(50,138)	—	—	(895,378)	4,818,468
Lease liabilities	121,973	—	(59,177)	(9,077)	(68,254)	—	10,866	11,666	114,963	(945)	190,269
Assets held to cover liabilities arising from financing activities	(113,974)	95,512	—	—	95,512	(10,363)	(32,030)	—		(7,082)	(67,937)
Total	8,808,354	5,022,465	(7,506,662)	(614,599)	(3,098,796)	(5,551)	(62,694)	582,802	114,963	24,403	6,363,481

		Cash flows from financing				Changes that do not represent cash flows
Liabilities from financing activities	Balance at 01/01/2018	From	Used	Paid interest	Total	Acquisition of subsidiaries	Changes in fair value	Exchange differences	Financial costs (1)	New leases	Other changes	Balance at 12-31-2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Short-term loans	688,497	4,295,111	(2,902,062)	(432,515)	960,534	612,755	413	(230,631)	560,160	—	1,673,078	4,264,806
Long-term loans	4,352,974	2,929,441	(1,393,822)	—	1,535,619	758,494	—	(418,440)		—	(1,693,098)	4,535,549
Lease liabilities	104,492	—	(31,619)	(7,037)	(38,656)	22,677	—	(2,992)	8,170	28,143	139	121,973
Assets held to cover liabilities arising from financing activities	(21,964)	15,926	—	—	15,926	—	1,123	(135,348)	26,289		—	(113,974)
Total	5,123,999	7,240,478	(4,327,503)	(439,552)	2,473,423	1,393,926	1,536	(787,411)	594,619	28,143	(19,881)	8,808,354

(1)	This relates to accrual of interest.